STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital (deficiency) [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2017		64,242,500
Balance, amount at Dec. 31, 2017	$ (34,213)	$ 64,242	$ (45,887)	$ (52,568)
Net loss	(20,469)			(20,469)
Balance, amount at Dec. 31, 2018	(54,682)	$ 64,242	(45,887)	(73,037)
Balance, shares at Dec. 31, 2018		64,242,500
Net loss	(4,900)	$ 0	0	(4,900)
Balance, amount at Mar. 31, 2019	(59,582)	$ 64,242	(45,887)	(77,937)
Balance, shares at Mar. 31, 2019		64,242,500
Balance, shares at Dec. 31, 2018		64,242,500
Balance, amount at Dec. 31, 2018	(54,682)	$ 64,242	(45,887)	(73,037)
Net loss	(14,326)
Balance, amount at Jun. 30, 2019	(69,008)	$ 64,242	(45,887)	(87,363)
Balance, shares at Jun. 30, 2019		64,242,500
Balance, shares at Dec. 31, 2018		64,242,500
Balance, amount at Dec. 31, 2018	(54,682)	$ 64,242	(45,887)	(73,037)
Net loss	(41,119)			(41,119)
Balance, amount at Dec. 31, 2019	(95,801)	$ 64,242	(45,887)	(114,156)
Balance, shares at Dec. 31, 2019		64,242,500
Balance, shares at Mar. 31, 2019		64,242,500
Balance, amount at Mar. 31, 2019	(59,582)	$ 64,242	(45,887)	(77,937)
Net loss	(9,426)	0	0	(9,426)
Balance, amount at Jun. 30, 2019	(69,008)	$ 64,242	(45,887)	(87,363)
Balance, shares at Jun. 30, 2019		64,242,500
Balance, shares at Dec. 31, 2019		64,242,500
Balance, amount at Dec. 31, 2019	(95,801)	$ 64,242	(45,887)	(114,156)
Net loss	(424)	0	0	(424)
Balance, amount at Mar. 31, 2020	(96,225)	$ 64,242	(45,887)	(114,580)
Balance, shares at Mar. 31, 2020		64,242,500
Balance, shares at Dec. 31, 2019		64,242,500
Balance, amount at Dec. 31, 2019	(95,801)	$ 64,242	(45,887)	(114,156)
Net loss	(14,971)
Balance, amount at Jun. 30, 2020	(110,772)	$ 64,242	(45,887)	(129,127)
Balance, shares at Jun. 30, 2020		64,242,500
Balance, shares at Mar. 31, 2020		64,242,500
Balance, amount at Mar. 31, 2020	(96,225)	$ 64,242	(45,887)	(114,580)
Net loss	(14,547)	0	0	(14,547)
Balance, amount at Jun. 30, 2020	$ (110,772)	$ 64,242	$ (45,887)	$ (129,127)
Balance, shares at Jun. 30, 2020		64,242,500